Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 990,649	$ 152,931	¥ 748,680	¥ 456,162
Adjustments to reconcile net income to net cash from operating activities:
Depreciation of property and equipment	51,337	7,925	35,084	25,548
Amortization of intangible assets	5,247	810	6,053	6,250
Loss on disposal of property and equipment	570	88	163	90
Provision for doubtful accounts	2,179	336	42	251
Earnings from equity method investments	(102)	(16)	0	0
Share-based compensation	107,945	16,664	56,666	25,608
Deferred income taxes	(6,475)	(1,000)	5,334	3,327
Changes in operating assets and liabilities:
Accounts receivable	(340,940)	(52,632)	(271,025)	(139,901)
Amount due from a related party	(1,645)	(254)	0	0
Prepaid expenses and other current assets	(264,391)	(40,816)	(60,528)	(855)
Inventories	(111,667)	(17,238)	0	0
Restricted cash	(61,091)	(9,431)	0	0
Other non-current assets	(1,965)	(303)	(12,936)	(6,149)
Accrued expenses and other payables	316,714	48,892	201,421	97,803
Advance from customers	(15,316)	(2,364)	40,190	2,340
Notes payable	174,943	27,007	0	0
Deferred revenue	433,690	66,950	225,557	118,848
Income tax payable	150,210	23,188	54,559	(8,469)
Amount due to a related party	23,411	3,614	(534)	567
Other liabilities	8,538	1,318	(4,983)	12,473
Net cash generated from operating activities	1,461,841	225,669	1,023,743	593,893
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(89,161)	(13,764)	(42,718)	(44,212)
Proceeds from disposal of property and equipment	595	92	1,084	535
Acquisition of intangible assets	0	0	(108)	(2,266)
Long-term investments	(124,000)	(19,142)	0	0
Purchase of term deposits	(3,715,074)	(573,509)	(2,155,360)	0
Maturity of term deposits	3,519,983	543,392	437,585	0
Net cash used in investing activities	(407,657)	(62,931)	(1,759,517)	(45,943)
CASH FLOWS FROM FINANCING ACTIVITIES
(Increase)/decrease in restricted cash	0	0	245,000	(245,000)
Proceeds from short-term debt	0	0	0	232,398
Repayment of short-term debt	0	0	(2,358)	(230,040)
Net proceeds from the initial public offering ("IPO") and follow-on offering of ADSs	0	0	603,980	863,200
Payments of offering cost for IPO	0	0	(11,998)	0
Payments for repurchase of common stock (Note 15)	0	0	(227,015)	(230,335)
Proceeds from exercise of share options	30,200	4,662	39,787	0
Payments of dividends	0	0	0	(220,925)
Net cash generated from financing activities	30,200	4,662	647,396	169,298
Effect of exchange rate changes on cash and cash equivalents	13,847	2,138	4,181	789
Net increase/(decrease) in cash and cash equivalents	1,098,231	169,538	(84,197)	718,037
Cash and cash equivalents at beginning of year	1,054,416	162,773	1,138,613	420,576
Cash and cash equivalents at end of year	2,152,647	332,311	1,054,416	1,138,613
Supplemental disclosures of cash flow information:
Income taxes paid	133,265	20,573	137,826	107,134
Payable for repurchase of common stock (Note 15)	0		0	227,015
Capitalized IPO costs included in accrued expenses and other payables	0	0	0	13,079
Purchase of fixed assets included in accrued expenses and other payables	¥ 2,612	$ 403	¥ 10,598	¥ 0